Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Wedbush Series Trust
Entity Central Index Key	0002055464
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Apr. 08, 2026